Other Income, Net (Tables)	12 Months Ended
Jan. 31, 2014
Other Income and Expenses [Abstract]
Schedule of Other Income, Net

Other income, net consisted of the following:

	Years Ended January 31,
(in thousands)	2014	2013	2012
Gain from disposal of property and equipment	$6,380	$3,563	$8,247
Gain on sale of investment securities	—	—	996
Interest income	13	59	196
Currency exchange loss	(55)	(1,228)	(310)
Other	512	3,838	556

Total	$6,850	$6,232	$9,685